INVESTMENTS IN ASSOCIATES AND JOINT VENTURES - Tabular disclosure (Details) - COP ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of investments in associates and joint ventures [Abstract]
Associates	$ 985,497	$ 975,032
Joint ventures	2,465	7,711
Total	$ 987,962	$ 982,743